TAXATION	12 Months Ended
Jun. 30, 2024
TAXATION
TAXATION

9.    TAXATION

The balances of income tax and minimum presumed income tax recoverable and payable are as follows:

	06/30/2024	06/30/2023
Current assets
Income tax	655,691	9,444,898
	655,691	9,444,898
Non-current assets
Income tax	10,889	16,286
	10,889	16,286

	06/30/2024	06/30/2023
Liabilities
Income tax	4,825,271	509,034
	4,825,271	509,034

The roll forward of net deferred tax as of June 30, 2024 and 2023 is as follows:

	06/30/2024	06/30/2023
Beginning of the year deferred tax	(28,472,383)	(24,994,569)
Additions for business combination	(501,478)	(6,335,717)
Charge for the year	5,115,586	2,380,157
Charge to OCI	—	712,458
Conversion difference	(943,310)	(234,712)
Total net deferred tax	(24,801,585)	(28,472,383)

The roll forward of deferred tax assets and liabilities as of June 30, 2024 and 2023 are as follows:

		Additions	Income
	Balance	for business	tax	Conversion	Balance
Deferred tax assets	06/30/2023	combination	provision	difference	30/06/2024
Tax Loss-Carry Forward	16,701,783	—	5,655,758	(775,137)	21,582,404
Changes in fair value of financial assets or liabilities	3,107	—	—	(2,232)	875
Trade receivables	354,741	—	212,688	(130,077)	437,352
Allowances	796,606	—	(297,513)	(51,567)	447,526
Royalties	723,083	—	48,310	(6,502)	764,891
Others	4,210,435	765,384	(2,094,736)	(130,148)	2,750,935
Total deferred tax assets	22,789,755	765,384	3,524,507	(1,095,663)	25,983,983

		Additions	Income
	Balance	for business	tax	Conversion	Balance
Deferred tax liabilities	06/30/2023	combination	provision	difference	30/06/2024
Intangible assets	(28,798,967)	—	867,747	113,763	(27,817,457)
Property, plant and equipment depreciation	(13,620,151)	(211,136)	(784,369)	6,380	(14,609,276)
Inflation tax adjustment	(566,759)	—	386,486	17,358	(162,915)
Inventories	(5,979,778)	(940,231)	(640,394)	—	(7,560,403)
Others financial assets	(2,150,406)	—	1,690,100	—	(460,306)
Right-of-use leased asset	(120,440)	(115,495)	30,997	14,852	(190,086)
Others	(25,637)	—	40,512	—	14,875
Total deferred tax liabilities	(51,262,138)	(1,266,862)	1,591,079	152,353	(50,785,568)

Net deferred tax	(28,472,383)	(501,478)	5,115,586	(943,310)	(24,801,585)

		Additions	Income
	Balance	for business	tax	Charge	Conversion	Balance
Deferred tax assets	06/30/2022	combination	provision	to OCI	difference	30/06/2023
Tax Loss-Carry Forward	2,683,161	10,369,053	4,052,151	—	(402,582)	16,701,783
Changes in fair value of financial assets or liabilities	113,029	—	(108,217)	—	(1,705)	3,107
Trade receivables	91,604	—	70,748	—	192,389	354,741
Allowances	654,260	—	175,692	—	(33,346)	796,606
Royalties	525,057	—	200,979	—	(2,953)	723,083
Others	2,500,218	—	1,713,497	—	(3,280)	4,210,435
Total deferred tax assets	6,567,329	10,369,053	6,104,850	—	(251,477)	22,789,755

		Additions	Income
	Balance	for business	tax	Charge	Conversion	Balance
Deferred tax liabilities	06/30/2022	combination	provision	to OCI	difference	30/06/2023
Intangible assets	(13,664,699)	(16,601,120)	1,399,616	—	67,236	(28,798,967)
Property, plant and equipment depreciation	(14,190,560)	(103,650)	37,949	712,458	(76,348)	(13,620,151)
Inflation tax adjustment	(1,607,912)	—	1,015,276	—	25,877	(566,759)
Inventories	(1,538,310)	—	(4,441,468)	—	—	(5,979,778)
Government grants	(2,215)	—	2,215	—	—	—
Others financial assets	(402,390)	—	(1,748,016)	—	—	(2,150,406)
Right-of-use leased asset	(113,994)	—	(6,446)	—	—	(120,440)
Others	(41,818)	—	16,181	—	—	(25,637)
Total deferred tax liabilities	(31,561,898)	(16,704,770)	(3,724,693)	712,458	16,765	(51,262,138)

Net deferred tax	(24,994,569)	(6,335,717)	2,380,157	712,458	(234,712)	(28,472,383)

Principal statutory taxes rates in the countries where the Group operates for all of the years presented are:

	06/30/2024	06/30/2023	06/30/2022
Current tax expense	(8,894,201)	(1,311,505)	(19,004,370)
Deferred tax	5,115,586	2,380,157	1,031,836
Total	(3,778,615)	1,068,652	(17,972,534)

The tax on the Group’s profit before tax differs from the theoretical amount that would arise using the weighted average tax rate applicable to profits of the consolidated entities as follows:

	06/30/2024	06/30/2023	06/30/2022
Earning before income tax-rate	10,035,271	19,105,947	14,063,630
Income tax expense by applying tax rate in force in the respective countries	(2,532,953)	1,331,544	(9,166,026)
Share of profit or loss of subsidiaries, joint ventures and associates	1,371,636	241,301	440,944
Stock options charge	(1,351,831)	(558,026)	(50,163)
Non-deductible expenses	(1,468,643)	(371,316)	(303,518)
Tax inflation adjustment	8,788,533	7,920,895	1,826,488
Result of inflation effect on monetary items and other finance results	(8,999,710)	(8,120,822)	(10,669,710)
Foreign investment coverage	—	—	510,487
Others	414,353	625,076	(561,036)
Income tax expenses	(3,778,615)	1,068,652	(17,972,534)

The income tax expense was calculated by applying the tax rate in force in the respective countries, as follows:

	Earning	Weighted
	before	average	Income tax
	income tax-	applicable tax	as of
Tax jurisdiction	rate	rate	June 30, 2024
Low or null taxation jurisdictions	9,431,930	0.0%	—
Profit-making entities	30,435,214	34.7%	(10,560,379)
Loss-making entities	(29,831,873)	26.9%	8,027,426
	10,035,271		(2,532,953)

	Earning	Weighted
	before	average	Income tax
	income tax-	applicable tax	as of
Tax jurisdiction	rate	rate	June 30, 2023
Low or null taxation jurisdictions	29,696,082	0.0%	—
Profit-making entities	10,484,562	34.1%	(3,577,918)
Loss-making entities	(21,074,697)	23.3%	4,909,462
	19,105,947		1,331,544

	Earning	Weighted
	before	average	Income
	income tax-	applicable tax	tax as of
Tax jurisdiction	rate	rate	June 30, 2022
Low or null taxation jurisdictions	(10,954,972)	0.0%	—
Profit-making entities	33,448,696	34.7%	(11,591,173)
Loss-making entities	(8,430,094)	28.8%	2,425,147
	14,063,630		(9,166,026)

The charge for income tax charged directly to profit or loss and the amount and expiry date of carry forward tax losses as of June 30, 2024 are as follows:

Fiscal year	Loss Carry forward	Tax-Loss Carry forward	Prescription	Tax jurisdiction
2020	268,445	67,926	2025	Argentina
2020	223,999	47,040	2040	United States of America
2021	490,645	145,190	2026	Argentina
2021	511,839	107,486	2041	United States of America
2022	450,151	121,717	2027	Argentina
2022	1,072,159	225,154	2042	United States of America
2023	899,709	261,473	2028	Argentina
2023	51,574,868	10,830,722	2043	United States of America
2023	3,598,124	1,223,362	2028	Brasil
2024	3,200,142	880,349	2029	Argentina
2024	21,898,887	4,598,766	2044	United States of America
2024	803,432	200,858	2034	France
2024	8,448,123	2,872,361	2029	Brasil
Total	93,440,523	21,582,404

The amount of tax losses for the fiscal year ended on June 30, 2024 is an estimate of the amount to be presented in the tax return.

Estimates

There is an inherent material uncertainty related to management’s estimation of the ability of the Group to use the deferred tax assets (both carryforward of unused tax losses and deductible temporary differences) and the credit of minimum presumed income tax because their future utilization depends on the generation of enough future taxable income by the entities within the Group during the periods in which those temporary differences are deductible or when the unused tax losses can be used.

Based on the projections of future taxable income for the periods in which the deferred tax assets are deductible, the Group’s management estimates that, except for the part of deferred tax asset that were unrecognized, it is probable that the entities within the Group can utilize those deferred tax assets, which depends, among other factors, on the success of the current projects of agricultural biotechnology, the future market price of commodities and the market share of the entities within the Group.

The estimates of management about the demonstrability of the recognition criteria for these deferred tax assets and their subsequent recoverability represent the best estimate that can be made based on all the available evidence, existing facts and circumstances and the use of reasonable and supportable assumptions in the projections of future taxable income. Therefore, the Consolidated financial statements do not include adjustments that could result if the entities within the Group would not be able to recover the deferred tax assets through the generation of enough future taxable income.